UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Large Cap Value Fund
	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 16.0%
Hotels, Restaurants & Leisure 4.5%
Carnival Corp.	354,433	15,591,507
Las Vegas Sands Corp.	308,262	17,540,108
Starwood Hotels & Resorts Worldwide, Inc.	189,039	15,185,503
Yum! Brands, Inc.	255,517	20,724,984

		69,042,102
Household Durables 1.5%
Whirlpool Corp. (a)	108,310	22,956,305
Media 6.8%
Comcast Corp. "A" (a)	752,806	44,701,620
Starz "A"* (a)	862,607	28,673,057
Time Warner Cable, Inc.	153,029	23,574,118
Viacom, Inc. "B"	109,747	7,675,705

		104,624,500
Multiline Retail 1.6%
Dillard's, Inc. "A"	181,151	23,578,614
Specialty Retail 1.6%
Best Buy Co., Inc. (a)	652,235	24,850,153
Consumer Staples 4.7%
Beverages 1.3%
Molson Coors Brewing Co. "B"	258,413	19,610,963
Food & Staples Retailing 2.3%
CVS Health Corp.	142,307	14,781,428
Diplomat Pharmacy, Inc.*	678,516	20,355,480

		35,136,908
Household Products 1.1%
Colgate-Palmolive Co.	236,667	16,760,757
Energy 8.7%
Oil, Gas & Consumable Fuels 8.7%
Cimarex Energy Co.	163,672	17,951,545
Devon Energy Corp.	230,688	14,208,074
EQT Corp.	152,037	12,134,073
Marathon Petroleum Corp.	166,331	17,464,755
Pioneer Natural Resources Co.	125,820	19,190,067
Range Resources Corp.	282,469	13,993,514
SM Energy Co.	239,612	11,625,974
Valero Energy Corp.	443,131	27,336,751

		133,904,753
Financials 16.2%
Banks 7.4%
CIT Group, Inc.	403,957	18,683,011
Citigroup, Inc.	785,613	41,181,833
East West Bancorp., Inc.	605,922	24,206,584
SVB Financial Group*	238,604	29,324,432

		113,395,860
Capital Markets 1.5%
Charles Schwab Corp.	753,727	22,114,350
Consumer Finance 2.7%
Capital One Financial Corp.	270,055	21,256,029
Discover Financial Services	338,804	20,660,268

		41,916,297
Insurance 1.2%
Hartford Financial Services Group, Inc.	459,457	18,819,359
Real Estate Management & Development 3.4%
CBRE Group, Inc. "A"*	554,863	19,009,606
Jones Lang LaSalle, Inc.	72,872	11,750,610
Realogy Holdings Corp.*	447,902	20,603,492

		51,363,708
Health Care 27.2%
Biotechnology 9.9%
Aegerion Pharmaceuticals, Inc.* (a)	235,095	6,394,584
Alexion Pharmaceuticals, Inc.*	139,711	25,199,673
Biogen Idec, Inc.*	54,503	22,323,884
Celgene Corp.*	294,427	35,781,713
Gilead Sciences, Inc.*	253,877	26,283,886
Invitae Corp.*	38,848	725,681
Medivation, Inc.*	157,124	18,466,784
Puma Biotechnology, Inc.* (a)	57,535	12,255,530
Sarepta Therapeutics, Inc.* (a)	352,630	4,901,557

		152,333,292
Health Care Equipment & Supplies 1.5%
Zimmer Holdings, Inc.	189,022	22,756,359
Health Care Providers & Services 8.8%
Anthem, Inc.	205,801	30,139,556
Community Health Systems, Inc.*	584,161	28,343,492
DaVita HealthCare Partners, Inc.*	362,632	27,052,347
McKesson Corp.	108,056	24,712,407
Omnicare, Inc.	114,397	8,778,826
Universal Health Services, Inc. "B"	137,483	15,583,698

		134,610,326
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	380,581	16,064,324
Thermo Fisher Scientific, Inc.	197,638	25,692,940

		41,757,264
Pharmaceuticals 4.3%
Actavis PLC* (a)	114,560	33,378,202
Mallinckrodt PLC* (a)	274,706	32,063,684

		65,441,886
Industrials 9.9%
Aerospace & Defense 3.4%
Northrop Grumman Corp.	120,789	20,015,945
Raytheon Co.	290,591	31,607,583

		51,623,528
Air Freight & Logistics 1.3%
FedEx Corp.	111,581	19,747,606
Building Products 1.1%
USG Corp.* (a)	614,184	17,313,847
Road & Rail 2.6%
CSX Corp.	614,350	21,078,348
Kansas City Southern	163,015	18,883,658

		39,962,006
Trading Companies & Distributors 1.5%
W.W. Grainger, Inc. (a)	64,902	15,375,933
WESCO International, Inc.* (a)	110,522	7,673,542

		23,049,475
Information Technology 10.2%
Communications Equipment 2.6%
Cisco Systems, Inc.	1,350,272	39,846,527
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	922,808	22,516,515
IT Services 2.9%
Alliance Data Systems Corp.*	85,175	23,722,089
Vantiv, Inc. "A"*	558,005	20,640,605

		44,362,694
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	156,257	20,072,774
EMC Corp.	529,925	15,336,030
SanDisk Corp.	166,039	13,271,497

		48,680,301
Materials 2.9%
Chemicals 1.4%
PPG Industries, Inc.	87,032	20,485,592
Metals & Mining 1.5%
Newmont Mining Corp.	889,349	23,416,559
Utilities 2.2%
Electric Utilities 0.8%
NextEra Energy, Inc.	118,555	12,265,700
Multi-Utilities 1.4%
Sempra Energy	200,689	21,714,550

Total Common Stocks (Cost $1,367,021,083)		1,499,958,656
Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $118,836,574)	118,836,574	118,836,574
Cash Equivalents 0.2%
Central Cash Management Fund, 0.06% (b) (Cost $3,327,973)	3,327,973	3,327,973

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,489,185,630) †	106.0	1,622,123,203
Other Assets and Liabilities, Net	(6.0)	(92,271,797)

Net Assets	100.0	1,529,851,406

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,491,189,138.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $130,934,065.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $171,409,880 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,475,815.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2015 amounted to $115,969,329, which is 7.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,499,958,656	$—	$—	$1,499,958,656
Short-Term Investments (d)	122,164,547	—	—	122,164,547

Total	$1,622,123,203	$—	$—	$1,622,123,203

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015